REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	$ 278,979	$ 262,178
Americas, principally the US
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	128,065	127,289
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	10,145	4,669
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	122,940	112,702
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	$ 17,829	$ 17,518